NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Investor Destinations Aggressive Fund

Supplement dated October 28, 2022
to the Summary Prospectus dated May 2, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the NVIT Investor Destinations Aggressive Fund will no longer invest in a fixed interest contract (“Nationwide Contract”) issued by Nationwide Life Insurance Company.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE